Revenue - Summary of Accounts Receivable, Contract Assets and Deferred Revenue (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounts Receivable Allowance For Credit Losses [Line Items]
Allowance for doubtful accounts receivables write off	$ 3.3	$ 3.4
RUSSIAN FEDERATION
Accounts Receivable Allowance For Credit Losses [Line Items]
Allowance for doubtful accounts receivables write off		$ 2.5